UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2009

1.808778.104

VIPEI-QTLY-1108

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.0%
Gentex Corp.	561,936	$ 5,596,883
Johnson Controls, Inc.	1,490,110	17,881,320
Magna International, Inc. Class A	224,700	5,979,165
The Goodyear Tire & Rubber Co. (a)	2,247,200	14,067,472
		43,524,840
Automobiles - 0.4%
Fiat SpA	954,377	6,680,019
Harley-Davidson, Inc. (d)	802,750	10,748,823
Winnebago Industries, Inc.	144,011	764,698
		18,193,540
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,638,486	29,804,060
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. unit	112,000	5,618,670
Starbucks Corp. (a)	1,335,700	14,839,627
Starwood Hotels & Resorts Worldwide, Inc.	412,000	5,232,400
		25,690,697
Household Durables - 1.4%
Black & Decker Corp.	274,400	8,660,064
Centex Corp.	963,300	7,224,750
KB Home	178,100	2,347,358
Lennar Corp. Class A	340,500	2,557,155
Newell Rubbermaid, Inc.	1,699,520	10,842,938
Pulte Homes, Inc.	726,551	7,941,202
The Stanley Works	278,036	8,096,408
Whirlpool Corp.	500,834	14,819,678
		62,489,553
Internet & Catalog Retail - 0.1%
Liberty Media Corp. - Interactive Series A (a)	845,069	2,450,700
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,013,757	3,497,462
Media - 3.2%
Ascent Media Corp. (a)	67,114	1,677,850
Belo Corp. Series A	876,066	534,400
CC Media Holdings, Inc. Class A (a)	693,958	1,221,366
Comcast Corp. Class A	2,261,236	30,843,259
Informa PLC	1,287,600	4,849,552
Interpublic Group of Companies, Inc. (a)	912,400	3,759,088
Liberty Global, Inc. Class A (a)	408,412	5,946,479
Scripps Networks Interactive, Inc. Class A	750,647	16,897,064
The Walt Disney Co.	843,800	15,323,408
Time Warner Cable, Inc. (d)	571,311	14,168,513
Time Warner, Inc.	1,567,983	30,262,072
Viacom, Inc. Class B (non-vtg.) (a)	445,400	7,741,052
Virgin Media, Inc.	906,431	4,350,869
		137,574,972

	Shares	Value
Multiline Retail - 2.3%
JCPenney Co., Inc.	489,400	$ 9,822,258
Kohl's Corp. (a)	1,059,053	44,819,123
Macy's, Inc.	844,900	7,519,610
Target Corp.	1,007,600	34,651,364
Tuesday Morning Corp. (a)	555,523	705,514
		97,517,869
Specialty Retail - 3.2%
Home Depot, Inc.	2,386,300	56,221,228
Lowe's Companies, Inc.	929,078	16,955,674
OfficeMax, Inc.	513,300	1,601,496
PetSmart, Inc.	323,468	6,779,889
RadioShack Corp.	368,100	3,154,617
Staples, Inc.	1,795,345	32,513,698
Tiffany & Co., Inc. (d)	572,345	12,339,758
Williams-Sonoma, Inc.	674,000	6,793,920
		136,360,280
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	668,615	1,651,479
TOTAL CONSUMER DISCRETIONARY		558,755,452
CONSUMER STAPLES - 5.7%
Beverages - 1.1%
Carlsberg AS Series B (d)	516,473	21,185,424
The Coca-Cola Co.	584,865	25,704,817
		46,890,241
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	606,005	16,659,077
Wal-Mart Stores, Inc.	638,763	33,279,552
Winn-Dixie Stores, Inc. (a)	435,720	4,165,483
		54,104,112
Food Products - 1.1%
Kraft Foods, Inc. Class A	366,854	8,177,176
Marine Harvest ASA (a)(d)	16,379,000	5,166,185
Nestle SA (Reg.)	647,384	21,884,684
Tyson Foods, Inc. Class A	1,471,727	13,819,517
		49,047,562
Household Products - 1.1%
Kimberly-Clark Corp.	403,800	18,619,218
Procter & Gamble Co.	586,342	27,610,845
		46,230,063
Personal Products - 0.3%
Avon Products, Inc.	732,158	14,079,398
Tobacco - 0.8%
Philip Morris International, Inc.	1,017,105	36,188,596
TOTAL CONSUMER STAPLES		246,539,972
ENERGY - 17.4%
Energy Equipment & Services - 2.4%
BJ Services Co.	400,724	3,987,204
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	799,295	$ 12,365,094
Nabors Industries Ltd. (a)	947,513	9,465,655
Noble Corp.	1,353,668	32,609,862
Pride International, Inc. (a)	331,800	5,965,764
Schlumberger Ltd. (NY Shares)	948,457	38,526,323
		102,919,902
Oil, Gas & Consumable Fuels - 15.0%
Anadarko Petroleum Corp.	183,500	7,136,315
Apache Corp.	380,380	24,378,554
Boardwalk Pipeline Partners, LP	349,600	7,831,040
Chesapeake Energy Corp.	426,600	7,277,796
Chevron Corp.	2,297,629	154,492,574
ConocoPhillips	2,005,710	78,543,604
CONSOL Energy, Inc.	226,690	5,721,656
Devon Energy Corp.	144,700	6,466,643
El Paso Corp.	131,790	823,688
EOG Resources, Inc.	467,000	25,572,920
Exxon Mobil Corp.	2,536,830	172,758,123
Hess Corp.	475,500	25,772,100
Occidental Petroleum Corp.	739,800	41,169,870
Peabody Energy Corp.	222,361	5,567,919
Royal Dutch Shell PLC:
Class A sponsored ADR	1,034,000	45,806,200
Class B ADR	232,200	10,126,242
Total SA sponsored ADR	360,733	17,697,561
Williams Companies, Inc.	782,300	8,902,574
		646,045,379
TOTAL ENERGY		748,965,281
FINANCIALS - 19.6%
Capital Markets - 5.3%
Bank of New York Mellon Corp.	2,456,195	69,387,509
Credit Suisse Group sponsored ADR	676,600	20,629,534
Goldman Sachs Group, Inc.	593,294	62,901,030
KKR Private Equity Investors, LP Restricted Depositary Units (e)	601,500	1,762,395
Morgan Stanley	1,892,177	43,084,870
State Street Corp.	363,980	11,203,304
T. Rowe Price Group, Inc.	247,200	7,134,192
UBS AG (NY Shares)	1,106,200	10,431,466
		226,534,300
Commercial Banks - 4.6%
Associated Banc-Corp.	1,137,055	17,556,129
KeyCorp	1,395,300	10,981,011
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,542,625	17,429,715
PNC Financial Services Group, Inc.	1,346,830	39,448,651
Sterling Financial Corp., Washington (d)	732,527	1,516,331

	Shares	Value
U.S. Bancorp, Delaware	1,158,238	$ 16,921,857
Wells Fargo & Co.	6,509,809	92,699,680
		196,553,374
Consumer Finance - 0.7%
Capital One Financial Corp.	359,399	4,399,044
Discover Financial Services	2,698,269	17,026,077
Promise Co. Ltd.	332,700	5,268,082
SLM Corp. (a)	904,032	4,474,958
		31,168,161
Diversified Financial Services - 5.3%
Bank of America Corp.	8,441,019	57,567,750
CIT Group, Inc.	1,322,497	3,769,116
Citigroup, Inc. (d)	3,932,603	9,949,486
CME Group, Inc.	32,634	8,040,691
JPMorgan Chase & Co.	5,587,912	148,526,701
		227,853,744
Insurance - 2.7%
ACE Ltd.	674,496	27,249,638
American International Group, Inc.	604,171	604,171
Hartford Financial Services Group, Inc.	583,700	4,582,045
MBIA, Inc. (a)	581,300	2,662,354
MetLife, Inc.	497,173	11,320,629
Montpelier Re Holdings Ltd.	1,088,000	14,100,480
PartnerRe Ltd.	339,024	21,043,220
Reinsurance Group of America, Inc.	19,988	647,411
The Travelers Companies, Inc.	732,496	29,768,637
XL Capital Ltd. Class A	560,002	3,057,611
		115,036,196
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	606,500	8,412,155
Developers Diversified Realty Corp.	413,894	881,594
HCP, Inc.	575,400	10,270,890
Senior Housing Properties Trust (SBI)	492,956	6,911,243
		26,475,882
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	8,491,375
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	876,220	9,787,377
Washington Mutual, Inc.	2,293,942	127,314
		9,914,691
TOTAL FINANCIALS		842,027,723
HEALTH CARE - 9.1%
Biotechnology - 0.7%
Amgen, Inc. (a)	576,922	28,569,177
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	2,033,862	16,169,203
Covidien Ltd.	528,536	17,568,537
		33,737,740
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	715,901	$ 3,615,300
UnitedHealth Group, Inc.	184,800	3,867,864
		7,483,164
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	1,039,900	22,794,608
Johnson & Johnson	1,240,629	65,257,085
Merck & Co., Inc.	1,451,900	38,838,325
Pfizer, Inc.	5,588,400	76,114,008
Schering-Plough Corp.	1,387,136	32,667,053
Wyeth	1,939,100	83,458,864
		319,129,943
TOTAL HEALTH CARE		388,920,024
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	168,700	7,016,233
Honeywell International, Inc.	1,561,125	43,492,943
Spirit AeroSystems Holdings, Inc. Class A (a)	769,882	7,675,724
The Boeing Co.	511,684	18,205,717
United Technologies Corp.	807,140	34,690,877
		111,081,494
Building Products - 0.2%
Masco Corp.	1,269,200	8,859,016
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	405,315	9,054,737
Electrical Equipment - 0.1%
Regal-Beloit Corp.	32,900	1,008,056
Rockwell Automation, Inc.	148,200	3,236,688
		4,244,744
Industrial Conglomerates - 3.0%
3M Co.	493,203	24,522,053
General Electric Co.	4,423,377	44,720,341
Rheinmetall AG	292,133	9,936,589
Siemens AG sponsored ADR	557,000	31,732,290
Textron, Inc.	1,337,600	7,677,824
Tyco International Ltd.	601,736	11,769,956
		130,359,053
Machinery - 2.2%
Briggs & Stratton Corp. (d)	1,046,088	17,260,452
Caterpillar, Inc.	148,900	4,163,244
Cummins, Inc.	417,900	10,635,555
Danaher Corp.	264,500	14,341,190
Eaton Corp.	384,500	14,172,670
Illinois Tool Works, Inc.	294,800	9,094,580
Ingersoll-Rand Co. Ltd. Class A	582,088	8,032,814

	Shares	Value
Kennametal, Inc.	438,691	$ 7,111,181
SPX Corp.	242,710	11,409,797
		96,221,483
Professional Services - 0.2%
Equifax, Inc.	248,934	6,086,436
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	89,300	5,371,395
Union Pacific Corp.	266,500	10,955,815
		16,327,210
TOTAL INDUSTRIALS		382,234,173
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,115,680	35,479,954
Motorola, Inc.	2,139,412	9,049,713
		44,529,667
Computers & Peripherals - 1.7%
EMC Corp. (a)	572,800	6,529,920
Hewlett-Packard Co.	1,088,065	34,883,364
International Business Machines Corp.	324,900	31,479,561
Seagate Technology	260,722	1,566,939
		74,459,784
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	833,400	15,884,604
Avnet, Inc. (a)	1,038,554	18,185,081
Tyco Electronics Ltd.	859,536	9,489,277
		43,558,962
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	143,541	2,708,619
IT Services - 0.8%
MoneyGram International, Inc. (a)	895,100	1,056,218
The Western Union Co.	1,201,317	15,100,555
Visa, Inc.	328,800	18,281,280
		34,438,053
Office Electronics - 0.1%
Xerox Corp.	1,034,035	4,704,859
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	863,800	16,645,426
Applied Materials, Inc.	2,099,600	22,570,700
Atmel Corp. (a)	766,800	2,783,484
Intel Corp.	3,356,900	50,521,345
Micron Technology, Inc. (a)	847,500	3,440,850
National Semiconductor Corp.	1,562,347	16,045,304
Novellus Systems, Inc. (a)	755,939	12,571,266
Teradyne, Inc. (a)	1,659,200	7,267,296
Varian Semiconductor Equipment Associates, Inc. (a)	296,000	6,411,360
		138,257,031
Software - 1.5%
CA, Inc.	317,877	5,597,814
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	1,468,560	$ 26,977,447
Oracle Corp.	843,108	15,234,962
Symantec Corp. (a)	1,020,433	15,245,269
		63,055,492
TOTAL INFORMATION TECHNOLOGY		405,712,467
MATERIALS - 1.4%
Chemicals - 0.8%
Celanese Corp. Class A	409,200	5,471,004
Chemtura Corp.	1,674,864	79,556
E.I. du Pont de Nemours & Co.	786,800	17,569,244
H.B. Fuller Co.	248,550	3,231,150
Linde AG	122,800	8,347,295
		34,698,249
Metals & Mining - 0.6%
Alcoa, Inc.	1,241,171	9,110,195
Commercial Metals Co.	500,455	5,780,255
Nucor Corp.	250,800	9,573,036
		24,463,486
TOTAL MATERIALS		59,161,735
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 6.9%
AT&T, Inc.	7,200,469	181,451,819
Qwest Communications International, Inc.	7,838,900	26,809,038
Verizon Communications, Inc.	3,002,902	90,687,640
		298,948,497
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,678,878	13,133,594
Vodafone Group PLC sponsored ADR	879,087	15,313,696
		28,447,290
TOTAL TELECOMMUNICATION SERVICES		327,395,787
UTILITIES - 3.6%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	1,060,904	24,581,146
Entergy Corp.	389,459	26,518,263
Exelon Corp.	600,000	27,234,000
		78,333,409
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	2,160,358	12,551,680

	Shares	Value
Multi-Utilities - 1.5%
Public Service Enterprise Group, Inc.	1,266,300	$ 37,317,861
Wisconsin Energy Corp.	645,000	26,554,650
		63,872,511
TOTAL UTILITIES		154,757,600
TOTAL COMMON STOCKS (Cost $5,826,867,026)		4,114,470,214
Convertible Preferred Stocks - 1.8%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Johnson Controls, Inc. 11.50% (a)	82,500	5,227,860
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	726,200	1,960,740
TOTAL CONSUMER DISCRETIONARY		7,188,600
FINANCIALS - 0.8%
Capital Markets - 0.2%
Legg Mason, Inc. 7.00%	542,900	9,704,338
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	36,442	1,525,462
Huntington Bancshares, Inc. 8.50%	9,000	3,015,000
Wells Fargo & Co. 7.50%	2,990	1,432,180
		5,972,642
Diversified Financial Services - 0.4%
Bank of America Corp. Series L, 7.25%	17,700	7,212,750
CIT Group, Inc. Series C, 8.75%	81,800	1,451,950
Citigroup, Inc. Series T, 6.50%	253,549	6,861,670
		15,526,370
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	510,400	2,705,120
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	541,300	584,604
TOTAL FINANCIALS		34,493,074
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Schering-Plough Corp. 6.00%	93,000	19,522,560
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Corp. 4.25%	111,200	2,220,664
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	$ 15,002,634
TOTAL MATERIALS		17,223,298
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $202,496,277)		78,427,532
Corporate Bonds - 1.8%
	Principal Amount
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 3,460,000	4,373,025
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	10,280,000	3,743,976
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,270,000	1,270,000
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	1,720,000	146,200
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,460,000	1,618,775
Media - 0.7%
Liberty Media Corp.:
3.5% 1/15/31	257,246	118,977
4% 11/15/29 (e)	4,750,000	1,377,500
3.5% 1/15/31 (e)	9,412,957	4,353,512
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	13,248,348
0% 2/28/21	3,490,000	2,039,556
Virgin Media, Inc. 6.5% 11/15/16 (e)	15,354,000	8,645,837
		29,783,730
TOTAL CONSUMER DISCRETIONARY		40,935,706
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. 8.5% 5/15/15	4,080,000	1,127,100

	Principal Amount	Value
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 10,438,000	$ 1,696,175
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	3,086,115
4.5% 6/30/21	280,000	101,780
		3,187,895
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	14,340,000	5,377,500
6% 5/1/15	4,780,000	1,792,500
Micron Technology, Inc. 1.875% 6/1/14	2,570,000	1,184,899
		8,354,899
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	3,240,000	4,284,900
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,320,000	2,641,318
5.25% 12/15/11 (e)	11,850,000	6,019,919
5.25% 12/15/11	4,290,000	2,179,363
		10,840,600
TOTAL CONVERTIBLE BONDS		70,427,275
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	6,157,540
TOTAL CORPORATE BONDS (Cost $142,625,518)		76,584,815
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	19,176,064	$ 19,176,064
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	42,777,482	42,777,482
TOTAL MONEY MARKET FUNDS (Cost $61,953,546)		61,953,546
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $6,233,942,367)	4,331,436,107
NET OTHER ASSETS - (0.8)%	(33,162,629)
NET ASSETS - 100%	$ 4,298,273,478
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,567,301 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,144
Fidelity Securities Lending Cash Central Fund	397,643
Total	$ 433,787
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,331,436,107	$ 4,169,984,188	$ 159,412,363	$ 2,039,556
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 11,592,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,994,510)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	21,180
Transfer in/out of Level 3	(3,579,114)
Ending Balance	$ 2,039,556

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,262,666,619. Net unrealized depreciation aggregated $1,931,230,512, of which $553,469,098 related to appreciated investment securities and $2,484,699,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Portfolio

March 31, 2009

1.799861.105

VIPGRWT-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	786,601	$ 14,308,272
Strayer Education, Inc. (d)	222,971	40,105,794
		54,414,066
Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	536,945	12,322,888
Chipotle Mexican Grill, Inc. Class B (a)	30,900	1,770,879
Marriott International, Inc. Class A	260,100	4,255,236
McDonald's Corp.	839,876	45,832,033
Starwood Hotels & Resorts Worldwide, Inc.	19,700	250,190
		64,431,226
Media - 0.2%
The Walt Disney Co.	297,800	5,408,048
Multiline Retail - 0.5%
Target Corp.	446,300	15,348,257
Specialty Retail - 1.9%
DSW, Inc. Class A (a)	1,165,852	10,830,765
Home Depot, Inc.	126,400	2,977,984
Lowe's Companies, Inc.	999,000	18,231,750
O'Reilly Automotive, Inc. (a)	468,798	16,412,618
Tiffany & Co., Inc.	71,500	1,541,540
TJX Companies, Inc.	172,500	4,422,900
		54,417,557
Textiles, Apparel & Luxury Goods - 0.4%
American Apparel, Inc. (a)	596,800	1,742,656
Lululemon Athletica, Inc. (a)	629,600	5,452,336
NIKE, Inc. Class B	124,900	5,856,561
		13,051,553
TOTAL CONSUMER DISCRETIONARY		207,070,707
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
PepsiCo, Inc.	355,070	18,279,004
The Coca-Cola Co.	775,941	34,102,607
		52,381,611
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	297,300	13,770,936
CVS Caremark Corp.	286,406	7,873,301
Wal-Mart Stores, Inc.	388,900	20,261,690
		41,905,927
Food Products - 2.7%
Flowers Foods, Inc.	418,950	9,836,946
Nestle SA sponsored ADR	2,025,750	67,963,913
		77,800,859

	Shares	Value
Household Products - 1.7%
Colgate-Palmolive Co.	380,410	$ 22,436,582
Procter & Gamble Co.	554,128	26,093,888
		48,530,470
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	58,300	1,437,095
Mead Johnson Nutrition Co. Class A	51,000	1,472,370
		2,909,465
Tobacco - 0.5%
Philip Morris International, Inc.	444,000	15,797,520
TOTAL CONSUMER STAPLES		239,325,852
ENERGY - 5.8%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	716,114	29,088,551
Weatherford International Ltd. (a)	570,600	6,316,542
		35,405,093
Oil, Gas & Consumable Fuels - 4.6%
Chesapeake Energy Corp.	2,649,702	45,203,916
Denbury Resources, Inc. (a)	2,062,050	30,642,063
Occidental Petroleum Corp.	157,652	8,773,334
Southwestern Energy Co. (a)	1,170,774	34,760,280
Ultra Petroleum Corp. (a)	362,516	13,010,699
		132,390,292
TOTAL ENERGY		167,795,385
FINANCIALS - 13.3%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	375,200	10,599,400
Charles Schwab Corp.	1,460,323	22,635,007
Franklin Resources, Inc.	54,600	2,941,302
Goldman Sachs Group, Inc.	83,609	8,864,226
JMP Group, Inc.	138,900	668,109
Northern Trust Corp.	104,900	6,275,118
T. Rowe Price Group, Inc.	31,300	903,318
		52,886,480
Commercial Banks - 3.0%
PNC Financial Services Group, Inc.	1,050,670	30,774,124
Wells Fargo & Co.	3,951,273	56,266,128
		87,040,252
Consumer Finance - 0.3%
American Express Co.	614,000	8,368,820
Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	2,304,598	61,256,215
Insurance - 5.9%
Berkshire Hathaway, Inc. Class B (a)	54,043	152,401,256
The First American Corp.	688,639	18,255,820
Willis Group Holdings Ltd.	12,913	284,086
		170,941,162
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	139,200	$ 4,821,888
Vornado Realty Trust	950	31,578
		4,853,466
TOTAL FINANCIALS		385,346,395
HEALTH CARE - 21.6%
Biotechnology - 6.1%
Biogen Idec, Inc. (a)	1,048,324	54,953,144
Celgene Corp. (a)	531,500	23,598,600
CSL Ltd.	779,010	17,599,121
Genomic Health, Inc. (a)	133,919	3,264,945
Genzyme Corp. (a)	244,500	14,520,855
Gilead Sciences, Inc. (a)	698,900	32,373,048
Myriad Genetics, Inc. (a)	505,668	22,992,724
OSI Pharmaceuticals, Inc. (a)	192,203	7,353,687
		176,656,124
Health Care Equipment & Supplies - 4.4%
Alcon, Inc.	178,000	16,181,980
Baxter International, Inc.	210,151	10,763,934
C.R. Bard, Inc.	309,900	24,705,228
Covidien Ltd.	1,025,994	34,104,041
DENTSPLY International, Inc.	1,056,114	28,356,661
NuVasive, Inc. (a)	288,966	9,067,753
Varian Medical Systems, Inc. (a)	127,100	3,868,924
		127,048,521
Health Care Providers & Services - 6.3%
Express Scripts, Inc. (a)	616,805	28,477,887
Henry Schein, Inc. (a)	388,321	15,536,723
McKesson Corp.	134,100	4,698,864
Medco Health Solutions, Inc. (a)	2,936,502	121,394,993
UnitedHealth Group, Inc.	690,600	14,454,258
		184,562,725
Life Sciences Tools & Services - 0.5%
Sequenom, Inc. (a)(d)	586,252	8,336,503
Techne Corp.	55,665	3,045,432
Thermo Fisher Scientific, Inc. (a)	81,700	2,914,239
		14,296,174
Pharmaceuticals - 4.3%
Johnson & Johnson	616,500	32,427,900
Merck & Co., Inc.	627,679	16,790,413
Novo Nordisk AS Series B	606,069	29,022,048
Pfizer, Inc.	598,208	8,147,593

	Shares	Value
Teva Pharmaceutical Industries Ltd. sponsored ADR	318,400	$ 14,343,920
Wyeth	537,500	23,134,000
		123,865,874
TOTAL HEALTH CARE		626,429,418
INDUSTRIALS - 4.1%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	216,100	10,636,442
Building Products - 0.3%
USG Corp. (a)(d)	1,230,000	9,360,300
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	61,700	2,944,941
Machinery - 2.1%
CLARCOR, Inc.	328,700	8,279,953
Cummins, Inc.	630,834	16,054,725
Danaher Corp.	683,100	37,037,682
PACCAR, Inc.	11,500	296,240
		61,668,600
Professional Services - 0.8%
Dun & Bradstreet Corp.	38,400	2,956,800
Equifax, Inc.	124,000	3,031,800
FTI Consulting, Inc. (a)	279,170	13,813,332
Robert Half International, Inc.	174,600	3,113,118
		22,915,050
Trading Companies & Distributors - 0.4%
Fastenal Co. (d)	312,500	10,048,438
TOTAL INDUSTRIALS		117,573,771
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 8.8%
Cisco Systems, Inc. (a)	4,469,299	74,950,144
Corning, Inc.	1,088,500	14,444,395
Juniper Networks, Inc. (a)	1,746,131	26,296,733
Neutral Tandem, Inc. (a)	67,884	1,670,625
QUALCOMM, Inc.	3,549,953	138,128,671
		255,490,568
Computers & Peripherals - 1.1%
Apple, Inc. (a)	309,286	32,512,144
Electronic Equipment & Components - 0.1%
BYD Co. Ltd. (H Shares)	982,500	1,810,230
National Instruments Corp.	77,458	1,444,592
		3,254,822
Internet Software & Services - 7.1%
Baidu.com, Inc. sponsored ADR (a)	9,300	1,642,380
Google, Inc. Class A (sub. vtg.) (a)	221,954	77,253,309
The Knot, Inc. (a)	827,615	6,786,443
VeriSign, Inc. (a)	6,280,725	118,517,281
		204,199,413
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	340,907	$ 7,087,457
Infosys Technologies Ltd. sponsored ADR	222,800	5,933,164
MasterCard, Inc. Class A	2,171	363,599
SAIC, Inc. (a)	615,086	11,483,656
The Western Union Co.	3,375,663	42,432,084
Visa, Inc.	811,532	45,121,179
		112,421,139
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	85,536	1,648,279
Applied Materials, Inc.	2,703,452	29,062,109
Broadcom Corp. Class A (a)	3,230,644	64,548,267
Marvell Technology Group Ltd. (a)	1,759,712	16,118,962
Monolithic Power Systems, Inc. (a)	177,101	2,745,066
Netlogic Microsystems, Inc. (a)	530,393	14,575,200
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,365,900	12,224,805
		140,922,688
Software - 1.9%
Autonomy Corp. PLC (a)	783,780	14,675,606
BMC Software, Inc. (a)	136,776	4,513,608
EPIQ Systems, Inc. (a)	117,906	2,125,845
Intuit, Inc. (a)	162,200	4,379,400
Jack Henry & Associates, Inc.	250,300	4,084,896
Oracle Corp.	1,374,700	24,840,829
Sourcefire, Inc. (a)	137,626	1,001,917
		55,622,101
TOTAL INFORMATION TECHNOLOGY		804,422,875
MATERIALS - 2.6%
Chemicals - 2.0%
Ecolab, Inc.	502,400	17,448,352
Monsanto Co.	289,318	24,042,326
Praxair, Inc.	88,000	5,921,520
Terra Industries, Inc.	422,900	11,879,261
		59,291,459
Construction Materials - 0.2%
Eagle Materials, Inc.	219,207	5,315,770

	Shares	Value
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd.	195,100	$ 11,217,341
TOTAL MATERIALS		75,824,570
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	626,406	19,061,535
Vivo Participacoes SA sponsored ADR	172,600	2,252,430
		21,313,965
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	285,265	12,948,178
TOTAL COMMON STOCKS (Cost $3,387,167,794)		2,658,051,116
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.52% (b)	185,066,679	185,066,679
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	25,174,125	25,174,125
TOTAL MONEY MARKET FUNDS (Cost $210,240,804)		210,240,804
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $3,597,408,598)	2,868,291,920
NET OTHER ASSETS - 1.0%	29,759,658
NET ASSETS - 100%	$ 2,898,051,578
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 230,299
Fidelity Securities Lending Cash Central Fund	153,021
Total	$ 383,320
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,868,291,920	$ 2,850,692,799	$ 17,599,121	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,644,221,569. Net unrealized depreciation aggregated $775,929,649, of which $70,104,461 related to appreciated investment securities and $846,034,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
High Income Portfolio

March 31, 2009

1.799878.105

VIPHI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.9%
	Principal Amount	Value
Convertible Bonds - 0.7%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,810,000	$ 1,176,319
Homebuilding/Real Estate - 0.2%
Ventas, Inc. 3.875% 11/15/11 (f)	1,540,000	1,283,282
Technology - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	2,230,000	836,250
Lucent Technologies, Inc. 2.875% 6/15/25	800,000	373,248
		1,209,498
Telecommunications - 0.2%
Nextel Communications, Inc. 5.25% 1/15/10	1,940,000	1,867,444
TOTAL CONVERTIBLE BONDS		5,536,543
Nonconvertible Bonds - 81.2%
Aerospace - 0.8%
BE Aerospace, Inc. 8.5% 7/1/18	720,000	600,300
Bombardier, Inc.:
6.75% 5/1/12 (f)	1,455,000	1,156,725
7.45% 5/1/34 (f)	3,561,000	2,065,380
L-3 Communications Corp. 7.625% 6/15/12	2,230,000	2,235,575
Sequa Corp.:
11.75% 12/1/15 (f)	2,085,000	458,700
13.5% 12/1/15 pay-in-kind (f)	1,154,416	171,286
		6,687,966
Air Transportation - 2.1%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	6,390,000	4,473,000
6.977% 11/23/22	605,511	308,811
8.608% 10/1/12	535,000	374,500
AMR Corp. 9% 8/1/12	1,980,000	1,009,800
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	1,060,319	795,239
7.73% 9/15/12	291,916	227,695
7.875% 7/2/18	991,302	555,129
8.388% 5/1/22	551,837	353,176
9.558% 9/1/19	1,507,833	844,386
9.798% 4/1/21	7,634,061	4,122,393
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,543,534	833,508
8.954% 8/10/14	1,568,166	956,581

	Principal Amount	Value
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 1,175,000	$ 675,625
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	2,935,797	1,526,615
		17,056,458
Auto Parts Distribution - 0.1%
PACCAR, Inc. 6.875% 2/15/14	780,000	812,354
Automotive - 0.7%
Ford Motor Co.:
7.45% 7/16/31	2,025,000	642,938
9.5% 9/15/11	260,000	118,300
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (g)	870,000	852,600
7.25% 10/25/11	2,435,000	1,733,613
7.375% 10/28/09	1,525,000	1,357,250
The Goodyear Tire & Rubber Co. 9% 7/1/15	1,525,000	1,159,000
		5,863,701
Broadcasting - 0.0%
Nexstar Broadcasting, Inc.:
7% 1/15/14	64,000	19,200
7% 1/15/14 pay-in-kind (f)	194,254	43,707
		62,907
Building Materials - 0.2%
General Cable Corp. 7.125% 4/1/17	1,365,000	1,146,600
Owens Corning 6.5% 12/1/16	1,250,000	917,069
		2,063,669
Cable TV - 6.7%
Cablevision Systems Corp. 8% 4/15/12	5,895,000	5,718,150
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)	5,570,000	48,738
11.125% 1/15/14 (c)	2,175,000	19,031
12.125% 1/15/15 (c)(e)	2,915,000	25,506
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	4,330,000	465,475
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)	4,875,000	4,387,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)	2,400,000	2,112,000
10.875% 9/15/14 (f)	1,985,000	1,925,450
CSC Holdings, Inc.:
6.75% 4/15/12	5,555,000	5,277,250
8.5% 4/15/14 (f)	2,370,000	2,346,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.: - continued
8.5% 6/15/15 (f)	$ 3,465,000	$ 3,387,038
8.625% 2/15/19 (f)	4,305,000	4,132,800
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	2,385,000	2,247,863
8.375% 3/15/13	1,620,000	1,636,200
EchoStar Communications Corp.:
6.375% 10/1/11	5,555,000	5,360,575
7% 10/1/13	4,025,000	3,723,125
7.125% 2/1/16	2,300,000	2,064,250
Kabel Deutschland GmbH 10.625% 7/1/14	4,865,000	4,913,650
Time Warner Cable, Inc. 7.5% 4/1/14	2,640,000	2,691,712
Videotron Ltd.:
9.125% 4/15/18 (f)	1,705,000	1,730,575
9.125% 4/15/18 (f)	1,680,000	1,705,200
		55,918,388
Capital Goods - 1.8%
Case Corp. 7.25% 1/15/16	1,460,000	1,065,800
Leucadia National Corp.:
7% 8/15/13	520,000	421,200
7.125% 3/15/17	3,800,000	2,622,000
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	985,000	699,350
9.5% 8/1/14	590,000	466,100
11.75% 8/1/16	985,000	551,600
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	3,589,750
SPX Corp. 7.625% 12/15/14	820,000	787,200
Terex Corp. 8% 11/15/17	6,190,000	4,936,525
		15,139,525
Chemicals - 1.1%
Airgas, Inc. 7.125% 10/1/18 (f)	240,000	228,000
Chemtura Corp. 6.875% 6/1/16 (c)	1,610,000	708,400
Huntsman LLC 11.5% 7/15/12	580,000	452,400
Momentive Performance Materials, Inc. 9.75% 12/1/14	4,165,000	1,228,675
Nalco Co. 7.75% 11/15/11	1,490,000	1,475,100
NOVA Chemicals Corp.:
5.72% 11/15/13 (g)	4,100,000	3,075,000
6.5% 1/15/12	1,940,000	1,707,200
Westlake Chemical Corp. 6.625% 1/15/16	145,000	97,875
		8,972,650
Consumer Products - 0.6%
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	2,653,500

	Principal Amount	Value
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 3,120,000	$ 2,121,600
Riddell Bell Holdings, Inc. 8.375% 10/1/12	385,000	296,450
		5,071,550
Containers - 1.6%
Berry Plastics Corp. 5.8444% 2/15/15 (g)	1,980,000	1,455,300
BWAY Corp. 10% 10/15/10	4,245,000	4,276,838
Crown Cork & Seal, Inc.:
7.375% 12/15/26	3,648,000	3,027,840
8% 4/15/23	470,000	411,250
Greif, Inc. 6.75% 2/1/17	4,770,000	4,293,000
		13,464,228
Diversified Financial Services - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	695,000	518,068
5.45% 9/15/20	645,000	472,614
Sprint Capital Corp. 8.75% 3/15/32	545,000	365,150
		1,355,832
Diversified Media - 2.7%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	308,700
7.25% 8/15/11	1,605,000	1,324,125
Lamar Media Corp.:
Series B, 6.625% 8/15/15	750,000	540,000
6.625% 8/15/15	1,435,000	1,047,550
9.75% 4/1/14 (f)	1,730,000	1,678,100
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	4,655,000	1,966,738
10% 8/1/14	5,140,000	4,471,800
11.625% 2/1/14 (f)	6,320,000	5,719,600
Quebecor Media, Inc.:
7.75% 3/15/16	3,920,000	2,959,600
7.75% 3/15/16	3,585,000	2,706,675
		22,722,888
Electric Utilities - 8.0%
AES Corp.:
7.75% 3/1/14	905,000	800,925
7.75% 10/15/15	2,160,000	1,879,200
8% 10/15/17	2,085,000	1,793,100
9.75% 4/15/16 (f)	1,485,000	1,401,469
Aquila, Inc. 11.875% 7/1/12 (g)	2,825,000	2,909,750
CMS Energy Corp. 6.3% 2/1/12	165,000	154,275
Dynegy Holdings, Inc. 8.375% 5/1/16	1,515,000	1,033,988
Edison Mission Energy:
7% 5/15/17	2,795,000	2,040,350
7.2% 5/15/19	3,345,000	2,324,775
7.625% 5/15/27	2,915,000	1,719,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings:
10.875% 11/1/17	$ 7,270,000	$ 4,689,150
12% 11/1/17 pay-in-kind (g)	4,450,000	1,734,017
Intergen NV 9% 6/30/17 (f)	3,950,000	3,574,750
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	2,205,000	1,951,425
Mirant Americas Generation LLC:
8.3% 5/1/11	480,000	464,400
8.5% 10/1/21	4,175,000	3,068,625
9.125% 5/1/31	1,270,000	876,300
NiSource Finance Corp. 10.75% 3/15/16	1,603,000	1,622,795
NRG Energy, Inc.:
7.25% 2/1/14	2,870,000	2,697,800
7.375% 2/1/16	5,280,000	4,884,000
7.375% 1/15/17	6,745,000	6,272,850
NSG Holdings II, LLC 7.75% 12/15/25 (f)	7,850,000	6,201,500
Reliant Energy, Inc.:
6.75% 12/15/14	80,000	74,000
7.625% 6/15/14	3,375,000	2,767,500
7.875% 6/15/17	970,000	766,300
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,950,266	1,560,213
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	7,975,000	3,828,000
10.25% 11/1/15	4,845,000	2,325,600
11.25% 11/1/16 pay-in-kind	3,215,000	1,069,992
		66,486,899
Energy - 9.5%
Chesapeake Energy Corp.:
6.5% 8/15/17	5,780,000	4,652,900
6.875% 1/15/16	2,170,000	1,811,950
7.625% 7/15/13	1,445,000	1,329,400
9.5% 2/15/15	8,330,000	8,100,925
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	435,000	330,600
7.75% 5/15/17	1,880,000	1,400,600
Denbury Resources, Inc. 9.75% 3/1/16	2,340,000	2,246,400
Dynegy Holdings, Inc. 8.75% 2/15/12	2,205,000	1,918,350
El Paso Corp. 6.95% 6/1/28	400,000	272,000
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)	3,050,000	2,905,125
Energy Partners Ltd.:
6.2194% 4/15/13 (g)	1,720,000	395,600
9.75% 4/15/14	1,290,000	296,700
Forest Oil Corp.:
7.25% 6/15/19	1,420,000	1,128,900

	Principal Amount	Value
7.75% 5/1/14	$ 1,780,000	$ 1,593,100
8.5% 2/15/14 (f)	4,380,000	4,073,400
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,659,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	1,815,000	1,052,700
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	1,070,000	791,800
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (f)	2,265,000	2,242,350
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	925,000	883,375
Newfield Exploration Co. 7.125% 5/15/18	2,565,000	2,257,200
Parker Drilling Co. 9.625% 10/1/13	1,775,000	1,189,250
Petrohawk Energy Corp.:
7.875% 6/1/15 (f)	770,000	677,600
9.125% 7/15/13	5,910,000	5,570,175
10.5% 8/1/14 (f)	725,000	714,125
Petroleum Development Corp. 12% 2/15/18	2,810,000	1,686,000
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	2,607,875
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	3,384,000
7.625% 6/1/18	1,535,000	1,243,350
10% 3/1/16	1,732,000	1,649,730
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	435,000	384,975
7.375% 7/15/13	10,075,000	9,571,250
SandRidge Energy, Inc.:
5.06% 4/1/14 (g)	4,485,000	2,646,150
8.625% 4/1/15 pay-in-kind (g)	1,840,000	1,159,200
Southwestern Energy Co. 7.5% 2/1/18 (f)	1,640,000	1,558,000
Tennessee Gas Pipeline Co. 8% 2/1/16 (f)	555,000	552,225
Williams Companies, Inc. 8.75% 1/15/20 (f)	2,160,000	2,149,200
		79,085,980
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	300,000	246,000
Marquee Holdings, Inc. 12% 8/15/14	1,645,000	1,151,500
		1,397,500
Environmental - 0.2%
Allied Waste North America, Inc. 6.875% 6/1/17	1,500,000	1,365,000
Food and Drug Retail - 0.5%
Albertsons, Inc. 7.75% 6/15/26	435,000	364,313
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,120,000	826,624
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.:
7.5% 5/15/12	$ 355,000	$ 346,125
7.5% 11/15/14	2,725,000	2,660,281
		4,197,343
Food/Beverage/Tobacco - 1.7%
Constellation Brands, Inc.:
7.25% 9/1/16	880,000	836,000
8.375% 12/15/14	2,260,000	2,271,300
Dean Foods Co.:
6.9% 10/15/17	4,450,000	4,049,500
7% 6/1/16	2,960,000	2,812,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	2,841,300
Smithfield Foods, Inc. 7.75% 7/1/17	1,205,000	726,013
Tyson Foods, Inc. 10.5% 3/1/14 (f)	305,000	310,338
		13,846,451
Gaming - 2.6%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (f)(g)	1,010,000	209,575
8% 11/15/13 (f)	3,210,000	698,175
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)	5,050,000	858,500
MGM Mirage, Inc.:
6.625% 7/15/15	690,000	241,500
6.75% 9/1/12	3,610,000	1,281,550
6.75% 4/1/13	670,000	231,150
7.625% 1/15/17	650,000	227,500
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,295,000	556,850
6.375% 7/15/09	950,000	764,750
7.125% 8/15/14	1,760,000	457,600
Scientific Games Corp.:
6.25% 12/15/12	3,275,000	2,882,000
7.875% 6/15/16 (f)	3,080,000	2,710,400
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (f)(g)	2,125,000	1,105,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,055,000	3,228,881
7.25% 5/1/12	2,225,000	1,421,219
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (f)(g)	3,525,000	881,250
9.125% 2/1/15 (f)	1,290,000	335,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	470,000	350,150
6.625% 12/1/14	4,510,000	3,292,300
		21,733,750

	Principal Amount	Value
Healthcare - 7.5%
Biomet, Inc.:
10% 10/15/17	$ 2,490,000	$ 2,477,550
10.375% 10/15/17 pay-in-kind (g)	995,000	839,531
11.625% 10/15/17	3,490,000	3,062,475
Community Health Systems, Inc. 8.875% 7/15/15	4,320,000	4,082,400
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	7,410,000	5,409,300
Fresenius US Finance II, Inc. 9% 7/15/15 (f)	1,595,000	1,658,800
HCA, Inc.:
6.5% 2/15/16	6,715,000	4,297,600
7.875% 2/1/11	375,000	361,875
9.125% 11/15/14	6,670,000	6,269,800
9.25% 11/15/16	8,519,000	7,709,695
9.875% 2/15/17 (f)	580,000	549,550
10.375% 11/15/16 pay-in-kind (g)	5,135,000	3,866,744
HealthSouth Corp. 10.75% 6/15/16	2,995,000	2,935,100
Omega Healthcare Investors, Inc. 7% 4/1/14	9,235,000	8,496,200
Psychiatric Solutions, Inc. 7.75% 7/15/15	80,000	72,000
Service Corp. International:
6.75% 4/1/15	1,440,000	1,267,200
7.5% 4/1/27	4,050,000	2,976,750
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,038,000
6.625% 10/15/14	1,820,000	1,628,900
Viant Holdings, Inc. 10.125% 7/15/17 (f)	3,679,000	1,839,500
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	2,860,000	1,916,200
		62,755,170
Homebuilding/Real Estate - 1.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	5,898,900
8.125% 6/1/12	8,345,000	7,093,250
D.R. Horton, Inc. 6.5% 4/15/16	1,640,000	1,287,400
KB Home 6.375% 8/15/11	740,000	666,000
Pulte Homes, Inc. 5.25% 1/15/14	905,000	742,100
		15,687,650
Hotels - 0.6%
Host Marriott LP 7.125% 11/1/13	5,390,000	4,312,000
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13	700,000	539,000
		4,851,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 1.3%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	$ 1,815,000	$ 853,050
yankee:
7% 6/15/13	6,205,000	3,482,556
7.25% 6/15/16	1,540,000	739,200
7.5% 10/15/27	1,465,000	673,900
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	868,280
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,125,000	2,625,000
Universal City Florida Holding Co. I/II:
5.92% 5/1/10 (g)	4,340,000	1,519,000
8.375% 5/1/10	625,000	218,750
		10,979,736
Metals/Mining - 4.3%
Compass Minerals International, Inc. 12% 6/1/13	4,651,000	4,837,040
Drummond Co., Inc. 7.375% 2/15/16 (f)	7,160,000	4,940,400
FMG Finance Property Ltd.:
5.2613% 9/1/11 (f)(g)	2,990,000	2,571,400
10% 9/1/13 (f)	3,100,000	2,650,500
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (g)	5,320,000	4,349,100
8.25% 4/1/15	2,070,000	1,966,500
8.375% 4/1/17	7,220,000	6,696,550
Massey Energy Co. 6.875% 12/15/13	5,595,000	4,867,650
Vedanta Resources PLC 6.625% 2/22/10 (f)	2,830,000	2,745,100
		35,624,240
Paper - 1.5%
Cascades, Inc. 7.25% 2/15/13	1,810,000	1,009,075
Catalyst Paper Corp. 8.625% 6/15/11	1,715,000	784,613
Domtar Corp.:
5.375% 12/1/13	1,045,000	705,375
7.125% 8/15/15	1,425,000	961,875
7.875% 10/15/11	205,000	166,050
Georgia-Pacific Corp.:
7% 1/15/15 (f)	4,255,000	3,957,150
8.875% 5/15/31	1,435,000	1,148,000
Graphic Packaging International, Inc. 8.5% 8/15/11	3,035,000	2,610,100
International Paper Co. 7.4% 6/15/14	770,000	635,208
Rock-Tenn Co. 9.25% 3/15/16	890,000	887,775
		12,865,221

	Principal Amount	Value
Publishing/Printing - 0.7%
Scholastic Corp. 5% 4/15/13	$ 2,755,000	$ 2,080,025
The Reader's Digest Association, Inc. 9% 2/15/17	3,305,000	297,450
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	1,165,000	500,950
10.5% 1/15/15 (f)	5,215,000	2,763,950
		5,642,375
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	1,250,000	1,037,500
Services - 3.0%
ARAMARK Corp.:
4.67% 2/1/15 (g)	6,455,000	4,921,938
8.5% 2/1/15	3,855,000	3,517,688
FTI Consulting, Inc. 7.625% 6/15/13	2,965,000	2,987,238
Hertz Corp.:
8.875% 1/1/14	2,160,000	1,285,200
10.5% 1/1/16	820,000	360,800
Iron Mountain, Inc.:
7.75% 1/15/15	800,000	790,000
8% 6/15/20	1,045,000	974,463
8.625% 4/1/13	5,270,000	5,270,000
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	536,250
JohnsonDiversey, Inc. 9.625% 5/15/12	310,000	280,550
Rental Service Corp. 9.5% 12/1/14	1,975,000	987,500
Rural/Metro Corp. 0% 3/15/16 (d)	630,000	245,700
United Rentals North America, Inc.:
7% 2/15/14	535,000	278,200
7.75% 11/15/13	355,000	193,475
US Investigations Services, Inc. 10.5% 11/1/15 (f)	2,720,000	2,074,000
		24,703,002
Shipping - 3.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,172,000	2,378,040
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	280,250
8.75% 12/1/13	85,000	71,400
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	15,452,494
Teekay Corp. 8.875% 7/15/11	8,373,000	8,038,080
		26,220,264
Specialty Retailing - 0.6%
Dollar General Corp.:
10.625% 7/15/15	1,035,000	1,035,000
11.875% 7/15/17 pay-in-kind (g)	345,000	341,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - continued
Michaels Stores, Inc. 10% 11/1/14	$ 990,000	$ 470,250
Sally Holdings LLC 9.25% 11/15/14	980,000	928,550
Staples, Inc. 7.75% 4/1/11	1,822,000	1,862,534
Yankee Acquisition Corp. 8.5% 2/15/15	355,000	195,250
		4,833,134
Steels - 0.6%
Steel Dynamics, Inc.:
6.75% 4/1/15	4,630,000	3,125,250
7.375% 11/1/12	2,805,000	2,187,900
		5,313,150
Super Retail - 0.4%
NBC Acquisition Corp. 11% 3/15/13	1,665,000	632,700
Sonic Automotive, Inc. 8.625% 8/15/13	1,080,000	280,800
Toys 'R' US, Inc.:
7.375% 10/15/18	400,000	128,000
7.625% 8/1/11	6,500,000	2,535,000
		3,576,500
Technology - 2.2%
Amkor Technology, Inc.:
7.75% 5/15/13	130,000	104,000
9.25% 6/1/16	1,130,000	864,450
Flextronics International Ltd.:
6.25% 11/15/14	435,000	365,400
6.5% 5/15/13	1,065,000	937,200
Jabil Circuit, Inc. 8.25% 3/15/18	690,000	514,050
Lucent Technologies, Inc.:
6.45% 3/15/29	4,675,000	1,776,500
6.5% 1/15/28	4,915,000	1,867,700
Seagate Technology HDD Holdings 6.8% 10/1/16	2,485,000	1,441,300
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,460,000	1,270,200
10.25% 8/15/15	1,460,000	1,022,000
Xerox Capital Trust I 8% 2/1/27	6,970,000	4,908,762
Xerox Corp. 7.625% 6/15/13	3,935,000	3,561,175
		18,632,737
Telecommunications - 11.6%
Cincinnati Bell, Inc. 8.375% 1/15/14	4,605,000	4,305,675
Citizens Communications Co. 9% 8/15/31	1,420,000	974,475
Cricket Communications, Inc.:
9.375% 11/1/14	1,020,000	971,550
10% 7/15/15 (f)	2,590,000	2,486,400

	Principal Amount	Value
Digicel Group Ltd.:
8.875% 1/15/15 (f)	$ 7,365,000	$ 4,750,425
9.125% 1/15/15 pay-in-kind (f)(g)	2,727,000	1,690,740
9.25% 9/1/12 (f)	6,600,000	5,940,000
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	6,995,000	6,496,956
11.5% 6/15/16 (f)	368,000	347,760
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	7,707,600
7.625% 4/15/12	9,280,000	7,702,400
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	6,040,000	5,617,200
8.875% 1/15/15 (f)	585,000	542,588
MetroPCS Wireless, Inc.:
9.25% 11/1/14	5,690,000	5,519,300
9.25% 11/1/14 (f)	1,755,000	1,697,963
Mobile Telesystems Finance SA 8% 1/28/12 (f)	5,848,000	5,168,170
Nextel Communications, Inc.:
5.95% 3/15/14	1,800,000	999,000
6.875% 10/31/13	3,945,000	2,248,650
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	6,100,000	3,934,500
Qwest Capital Funding, Inc. 7.25% 2/15/11	1,715,000	1,637,825
Qwest Communications International, Inc. 7.5% 2/15/14	900,000	778,500
Qwest Corp.:
4.57% 6/15/13 (g)	4,530,000	3,884,475
7.5% 10/1/14	3,315,000	3,016,650
7.625% 6/15/15	2,588,000	2,329,200
8.875% 3/15/12	315,000	311,063
Sprint Capital Corp.:
6.875% 11/15/28	3,265,000	1,991,650
7.625% 1/30/11	2,495,000	2,307,875
8.375% 3/15/12	650,000	585,000
Sprint Nextel Corp. 6% 12/1/16	7,335,000	5,244,525
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	3,145,000	3,034,925
U.S. West Communications:
6.875% 9/15/33	2,155,000	1,411,525
7.5% 6/15/23	1,135,000	862,600
		96,497,165
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 5.6975% 12/15/14 (g)	2,760,000	1,821,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Levi Strauss & Co.:
8.875% 4/1/16	$ 530,000	$ 413,400
9.75% 1/15/15	1,300,000	1,118,000
		3,353,000
TOTAL NONCONVERTIBLE BONDS		675,876,883
TOTAL CORPORATE BONDS (Cost $856,687,484)		681,413,426
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (f)(g) (Cost $101,157)	136,453	100,115
Common Stocks - 0.2%
	Shares
Gaming - 0.2%
Las Vegas Sands Corp. unit	28,200	1,414,701
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	48,889	283,556
TOTAL COMMON STOCKS (Cost $4,794,627)		1,698,257
Convertible Preferred Stocks - 0.2%

Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $2,507,572)	51,000	1,755,930
Floating Rate Loans - 7.9%
	Principal Amount
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7575% 4/30/14 (g)	$ 1,888,158	830,789
Northwest Airlines, Inc. term loan 2.57% 12/31/10 (g)	640,000	569,600
US Airways Group, Inc. term loan 3.0231% 3/23/14 (g)	1,011,149	404,459
		1,804,848
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.4468% 12/27/14 (g)	2,287,739	1,109,553
Tranche C, term loan 2.4975% 12/27/15 (g)	1,771,158	859,012

	Principal Amount	Value
Ford Motor Co. term loan 3.56% 12/15/13 (g)	$ 573,533	$ 275,296
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.28% 4/30/14 (g)	915,000	640,500
		2,884,361
Broadcasting - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.7681% 9/29/14 (g)	925,000	485,625
VNU, Inc. term loan 2.5331% 8/9/13 (g)	1,308,295	1,030,282
		1,515,907
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (g)	5,093,188	4,176,414
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (g)	3,260,250	2,885,321
		7,061,735
Capital Goods - 0.2%
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (g)	4,305,000	1,722,000
Tranche B 1LN, term loan 3.4561% 5/4/14 (g)	417,348	313,011
		2,035,011
Chemicals - 0.4%
Chemtura Corp. term loan 9.75% 3/19/10 (g)	3,750,000	3,637,500
Containers - 0.4%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (g)	4,044,706	3,397,553
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7681% 12/15/14 (g)	365,000	255,500
Electric Utilities - 0.5%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.52% 3/30/12 (g)	659,006	418,469
term loan 4.22% 3/30/14 (g)	4,644,922	2,949,525
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (g)	564,403	507,962
Credit-Linked Deposit 2.62% 2/1/13 (g)	301,186	271,068
		4,147,024
Floating Rate Loans - continued
	Principal Amount	Value
Entertainment/Film - 0.5%
AMC Entertainment, Inc. term loan 2.0209% 1/26/13 (g)	$ 164,575	$ 146,472
Zuffa LLC term loan 2.5625% 6/19/15 (g)	4,930,489	3,648,562
		3,795,034
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 7.9963% 8/6/12 (g)	2,960,000	1,480,000
Las Vegas Sands LLC:
term loan 2.25% 5/23/14 (g)	360,346	192,785
Tranche B, term loan 2.27% 5/23/14 (g)	1,709,141	914,390
		2,587,175
Healthcare - 1.2%
Community Health Systems, Inc.:
term loan 3.4413% 7/25/14 (g)	6,926,953	5,957,180
Tranche DD, term loan 2.7681% 7/25/14 (g)	353,464	303,979
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (g)	2,798,827	2,372,006
PTS Acquisition Corp. term loan 2.7681% 4/10/14 (g)	2,484,934	1,528,235
		10,161,400
Homebuilding/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (g)	595,324	351,241
Tranche B, term loan 3.5182% 10/10/13 (g)	2,211,205	1,304,611
Tranche DD, term loan 3.919% 10/10/13 (g)	989,975	584,085
		2,239,937
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 3.2584% 12/20/12 (g)	4,979,753	4,419,531
Publishing/Printing - 0.2%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (g)	3,591,908	1,077,572
Newsday LLC term loan 9.75% 8/1/13	280,000	258,300
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (g)	865,492	372,162
		1,708,034
Services - 0.1%
Penhall International Corp. term loan 12.2875% 4/1/12 pay-in-kind (g)	2,477,734	495,547
Technology - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (g)	2,119,435	1,367,035

	Principal Amount	Value
Tranche B-A1, term loan 3.3444% 10/1/14 (g)	$ 490,681	$ 316,489
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (g)	3,358,659	2,283,888
Tranche 2LN, term loan 6.97% 6/11/15 (g)	3,190,000	1,435,500
		5,402,912
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (g)	3,965,000	3,538,763
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (g)	830,000	597,600
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (g)	170,000	116,186
		4,252,549
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.9751% 9/5/13 (g)	919,917	880,820
Levi Strauss & Co. term loan 2.8056% 4/4/14 (g)	4,545,000	2,567,925
		3,448,745
TOTAL FLOATING RATE LOANS (Cost $85,676,759)		65,250,303
Money Market Funds - 8.4%
Shares
Fidelity Cash Central Fund, 0.52% (b) (Cost $70,133,659)	70,133,659	70,133,659
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,019,901,258)	820,351,690
NET OTHER ASSETS - 1.4%	11,533,881
NET ASSETS - 100%	$ 831,885,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,682,780 or 16.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,556 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,996
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 820,351,690	$ 70,133,659	$ 747,276,788	$ 2,941,243
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 10,627,459
Total Realized Gain (Loss)	(1,465,655)
Total Unrealized Gain (Loss)	(1,724,145)
Cost of Purchases	65,947
Proceeds of Sales	(2,066,432)
Amortization/Accretion	20,296
Transfer in/out of Level 3	(2,516,227)
Ending Balance	$ 2,941,243

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,015,560,769. Net unrealized depreciation aggregated $195,209,079, of which $11,248,145 related to appreciated investment securities and $206,457,224 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Overseas Portfolio

March 31, 2009

1.799852.105

VIPOVRS-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 3.4%
AMP Ltd.	1,043,407	$ 3,405,511
Australia & New Zealand Banking Group Ltd.	234,901	2,566,280
Australian Wealth Management Ltd.	1,257,839	815,411
BHP Billiton Ltd.	367,953	8,130,444
Commonwealth Bank of Australia	279,696	6,713,090
CSL Ltd.	428,186	9,673,428
National Australia Bank Ltd.	266,905	3,725,012
Newcrest Mining Ltd.	120,084	2,763,660
Rio Tinto Ltd.	79,200	3,144,780
Seek Ltd. (d)	593,800	1,159,560
Wesfarmers Ltd.	93,194	1,222,603
Woodside Petroleum Ltd.	51,129	1,361,584
TOTAL AUSTRALIA		44,681,363
Belgium - 1.2%
Anheuser-Busch InBev NV	505,500	13,927,775
Hamon & Compagnie International SA	73,974	1,953,182
TOTAL BELGIUM		15,880,957
Bermuda - 0.9%
Clear Media Ltd. (a)	249,000	58,471
Lancashire Holdings Ltd. (a)	387,200	2,666,662
Signet Jewelers Ltd. (United Kingdom)	750,565	8,690,669
TOTAL BERMUDA		11,415,802
Brazil - 0.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR	98,700	3,007,389
TIM Participacoes SA sponsored ADR (non-vtg.)	578,200	7,181,244
TOTAL BRAZIL		10,188,633
Canada - 0.6%
Canadian Natural Resources Ltd.	65,500	2,541,636
Open Text Corp. (a)	59,700	2,063,651
Suncor Energy, Inc.	117,000	2,612,067
TOTAL CANADA		7,217,354
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	16,400	2,896,240
China Merchants Bank Co. Ltd. (H Shares)	3,095,500	5,407,824
Industrial & Commercial Bank of China	2,931,000	1,524,032
Parkson Retail Group Ltd.	1,296,500	1,311,480
TOTAL CHINA		11,139,576
Denmark - 1.5%
Novo Nordisk AS:
Series B	224,400	10,745,555
Series B sponsored ADR	188,100	9,025,038
TOTAL DENMARK		19,770,593

	Shares	Value
Finland - 0.8%
Fortum Oyj	138,200	$ 2,633,947
Nokia Corp. sponsored ADR	631,000	7,363,770
TOTAL FINLAND		9,997,717
France - 12.0%
Accor SA	124,000	4,317,364
Alstom SA	203,300	10,526,453
AXA SA	179,815	2,157,488
AXA SA sponsored ADR	111,200	1,332,176
BNP Paribas SA	185,002	7,646,508
Carrefour SA	105,000	4,099,999
CNP Assurances	54,200	3,419,322
Essilor International SA	44,300	1,712,158
France Telecom SA	110,361	2,515,064
France Telecom SA sponsored ADR	166,300	3,768,358
GDF Suez	209,801	7,203,030
Groupe Danone	78,200	3,807,556
Ingenico SA	378,300	6,280,489
Ipsos SA	113,100	2,493,549
L'Air Liquide SA	38,178	3,105,496
Pernod Ricard SA	106,600	5,942,854
Sanofi-Aventis sponsored ADR	377,100	10,532,403
Societe Generale Series A	210,000	8,227,889
Sodexo SA	140,100	6,386,984
Total SA:
Series B	286,700	14,172,340
sponsored ADR	249,200	12,225,752
Unibail-Rodamco	201,900	28,593,206
Veolia Environnement	60,900	1,271,502
Vivendi	224,656	5,945,159
TOTAL FRANCE		157,683,099
Germany - 9.0%
Allianz AG (Reg.)	77,600	6,487,257
BASF AG	79,700	2,412,403
Bayer AG	157,900	7,549,736
Bayerische Motoren Werke AG (BMW)	247,500	7,162,746
Daimler AG	123,100	3,143,974
Daimler AG (Reg.)	76,700	1,958,823
Deutsche Bank AG (d)	92,900	3,776,329
Deutsche Bank AG (NY Shares)	41,200	1,674,780
Deutsche Boerse AG	265,000	15,971,934
Deutsche Post AG	227,000	2,445,084
Deutsche Telekom AG (Reg.)	162,700	2,009,329
E.ON AG	359,832	9,993,116
Fresenius SE	147,100	5,577,838
Metro AG	121,700	4,016,651
Munich Re Group (Reg.)	91,100	11,107,292
RWE AG	44,200	3,100,170
SAP AG	173,200	6,112,186
SAP AG sponsored ADR (d)	392,100	13,837,209
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG (Reg.)	48,400	$ 2,757,324
Vossloh AG	73,300	7,777,563
TOTAL GERMANY		118,871,744
Hong Kong - 2.3%
Dynasty Fine Wines Group Ltd.	7,224,000	1,211,697
Esprit Holdings Ltd.	1,045,000	5,325,820
Hang Lung Properties Ltd.	413,000	969,828
Hang Seng Bank Ltd.	131,600	1,325,262
Hong Kong Exchange & Clearing Ltd.	1,416,900	13,382,072
Hutchison Whampoa Ltd.	1,518,000	7,442,665
TOTAL HONG KONG		29,657,344
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	23,415	465,724
Ireland - 1.0%
CRH PLC	336,300	7,243,881
CRH PLC rights 4/9/09 (a)	121,785	2,647,827
Paddy Power PLC (Ireland)	229,500	3,700,399
TOTAL IRELAND		13,592,107
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,800	3,820,240
Italy - 1.5%
ENI SpA	405,486	7,848,455
ENI SpA sponsored ADR	123,500	4,732,520
Intesa Sanpaolo SpA	2,616,600	7,202,429
TOTAL ITALY		19,783,404
Japan - 17.3%
Asahi Breweries Ltd.	194,800	2,336,124
Canon, Inc.	218,000	6,354,135
Canon, Inc. sponsored ADR	199,000	5,776,970
Central Japan Ry Co.	509	2,869,723
Chubu Electric Power Co., Inc.	157,600	3,473,080
Denso Corp.	299,600	6,055,598
East Japan Railway Co.	109,300	5,697,407
Eisai Co. Ltd.	136,500	4,017,218
Fast Retailing Co. Ltd.	12,400	1,419,578
Hitachi Ltd.	365,000	998,488
Honda Motor Co. Ltd.	272,400	6,483,709
Hoya Corp.	95,000	1,890,362
Japan Tobacco, Inc.	1,118	2,988,168
JFE Holdings, Inc.	123,900	2,734,457
Jupiter Telecommunications Co.	3,815	2,548,111
Kansai Electric Power Co., Inc.	163,300	3,548,381
Kao Corp.	187,000	3,648,266
KDDI Corp.	872	4,105,748
Kirin Holdings Co. Ltd.	317,000	3,386,022
Konica Minolta Holdings, Inc.	346,000	3,015,483
Kyushu Electric Power Co., Inc.	74,200	1,665,716

	Shares	Value
Lawson, Inc.	14,300	$ 593,930
Mitsubishi Corp.	150,800	1,998,812
Mitsubishi Electric Corp.	287,000	1,304,094
Mitsubishi Estate Co. Ltd.	486,000	5,512,505
Mitsubishi UFJ Financial Group, Inc.	4,066,500	20,031,489
Mitsui O.S.K. Lines Ltd.	443,000	2,192,050
Murata Manufacturing Co. Ltd.	54,100	2,098,619
Nafco Co. Ltd.	41,600	384,172
NGK Insulators Ltd.	306,000	4,785,293
Nippon Telegraph & Telephone Corp.	109,700	4,186,034
Nomura Holdings, Inc.	1,216,800	6,171,903
NTT DoCoMo, Inc.	4,817	6,561,857
Osaka Gas Co. Ltd.	777,000	2,431,906
Point, Inc.	31,970	1,452,112
Promise Co. Ltd. (d)	398,900	6,316,315
Rakuten, Inc. (d)	15,243	7,334,686
Ricoh Co. Ltd.	891,000	10,772,263
Secom Co. Ltd.	86,900	3,216,945
Seven & i Holdings Co., Ltd.	170,500	3,763,569
Shiseido Co. Ltd.	85,000	1,245,999
Shizuoka Bank Ltd.	233,000	2,112,613
Softbank Corp.	85,600	1,102,250
Sony Corp.	98,600	2,039,181
Sony Corp. sponsored ADR	34,500	711,735
Sugi Holdings Co. Ltd.	130,700	2,406,351
Sumitomo Mitsui Financial Group, Inc.	197,600	6,956,715
T&D Holdings, Inc.	154,950	3,773,180
Terumo Corp.	66,900	2,484,673
Tohoku Electric Power Co., Inc.	95,200	2,095,083
Tokio Marine Holdings, Inc.	128,400	3,154,788
Tokyo Electric Power Co.	240,900	6,020,052
Tokyo Electron Ltd.	68,900	2,580,170
Tokyo Gas Co. Ltd.	509,000	1,785,389
Toyota Motor Corp.	455,200	14,456,720
Toyota Motor Corp. sponsored ADR	78,000	4,937,400
Yahoo! Japan Corp. (d)	12,647	3,329,926
TOTAL JAPAN		227,313,523
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (d)	173,900	3,484,956
SES SA (A Shares) FDR unit	451,647	8,577,926
TOTAL LUXEMBOURG		12,062,882
Netherlands - 2.0%
Aegon NV	141,900	551,070
ASML Holding NV (NY Shares)	146,200	2,559,962
Gemalto NV (a)	88,800	2,535,704
Koninklijke Ahold NV	458,300	5,021,702
Koninklijke KPN NV	909,000	12,145,321
Royal DSM NV (d)	57,600	1,515,876
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	234,200	$ 1,171,477
Wolters Kluwer NV (Certificaten Van Aandelen)	69,100	1,120,575
TOTAL NETHERLANDS		26,621,687
Netherlands Antilles - 0.1%
Schlumberger Ltd. (NY Shares)	44,800	1,819,776
Norway - 0.9%
Lighthouse Caledonia ASA (a)	60,299	987
Pronova BioPharma ASA (a)	721,300	1,920,948
StatoilHydro ASA	320,900	5,676,731
StatoilHydro ASA sponsored ADR	272,600	4,754,144
TOTAL NORWAY		12,352,810
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	2,218,776	5,018,863
Oil Search Ltd.	837,360	3,075,890
TOTAL PAPUA NEW GUINEA		8,094,753
Singapore - 0.5%
Singapore Exchange Ltd.	2,127,000	7,146,974
South Africa - 0.6%
Aspen Pharmacare Holdings Ltd.	565,600	2,722,043
MTN Group Ltd.	512,100	5,674,987
TOTAL SOUTH AFRICA		8,397,030
Spain - 1.4%
Iberdrola SA	254,400	1,784,014
Telefonica SA	814,580	16,238,294
TOTAL SPAIN		18,022,308
Sweden - 0.5%
Swedish Match Co.	321,600	4,654,719
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	203,100	1,643,079
TOTAL SWEDEN		6,297,798
Switzerland - 8.2%
ABB Ltd. sponsored ADR	189,900	2,647,206
Adecco SA (Reg.)	84,577	2,643,635
Credit Suisse Group sponsored ADR	155,400	4,738,146
Credit Suisse Group (Reg.)	165,985	5,053,907
Nestle SA (Reg.)	1,045,962	35,358,534
Novartis AG sponsored ADR	157,600	5,962,008
Roche Holding AG (participation certificate)	245,201	33,647,014
Swisscom AG (Reg.)	22,928	6,440,506
UBS AG:
(For. Reg.)	447,317	4,193,707
(NY Shares)	191,543	1,806,250
Zurich Financial Services AG (Reg.)	31,631	5,004,606
TOTAL SWITZERLAND		107,495,519

	Shares	Value
Taiwan - 0.5%
HTC Corp.	305,000	$ 3,747,900
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	362,400	3,243,480
TOTAL TAIWAN		6,991,380
United Kingdom - 25.7%
Aberdeen Asset Management PLC	992,200	1,815,101
Aegis Group PLC	2,629,334	3,121,800
Anglo American PLC:
ADR	47,000	400,910
(United Kingdom)	238,408	4,056,924
AstraZeneca PLC:
(United Kingdom)	90,500	3,204,947
sponsored ADR	162,900	5,774,805
BAE Systems PLC	550,600	2,642,553
Barclays PLC	1,612,200	3,422,784
Barclays PLC Sponsored ADR	214,200	1,820,700
BG Group PLC	950,600	14,389,365
BHP Billiton PLC	795,495	15,808,061
BP PLC	3,041,206	20,391,749
BP PLC sponsored ADR	57,900	2,321,790
British American Tobacco PLC (United Kingdom)	82,800	1,912,686
British Sky Broadcasting Group PLC (BSkyB)	1,118,100	6,954,423
Cairn Energy PLC (a)	97,000	3,027,069
Compass Group PLC	1,374,400	6,290,645
Diageo PLC	1,175,300	13,123,940
Experian PLC	484,900	3,038,621
GlaxoSmithKline PLC	1,294,500	20,160,755
Hammerson PLC (d)	548,000	2,001,058
Hikma Pharmaceuticals PLC	223,300	1,156,611
HSBC Holdings PLC:
rights 4/3/09 (a)	265,927	537,988
(United Kingdom) (Reg.)	638,226	3,553,248
sponsored ADR (d)	646,084	18,232,490
Imperial Tobacco Group PLC	212,200	4,770,960
Informa PLC	1,339,700	5,045,779
Intertek Group PLC	146,000	1,854,952
Jardine Lloyd Thompson Group PLC	2,097,973	13,199,603
Johnson Matthey PLC	229,700	3,470,410
Man Group PLC	1,312,125	4,113,562
Marks & Spencer Group PLC	2,258,300	9,591,018
Pearson PLC	177,300	1,784,546
Reed Elsevier PLC	1,724,014	12,392,813
Rio Tinto PLC sponsored ADR (d)	60,600	8,124,036
Royal Dutch Shell PLC:
Class A (United Kingdom)	547,000	12,329,767
Class A sponsored ADR	283,200	12,545,760
Class B	236,000	5,133,971
Scottish & Southern Energy PLC	412,700	6,566,854
Smith & Nephew PLC sponsored ADR (d)	63,100	1,971,875
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	748,300	$ 9,303,271
Tesco PLC	2,364,300	11,309,920
The Restaurant Group PLC	446,300	864,474
Vodafone Group PLC	14,558,662	25,381,508
Vodafone Group PLC sponsored ADR	228,800	3,985,696
William Hill PLC	1,313,400	3,208,304
William Hill PLC rights 4/7/09 (a)	1,313,400	1,206,058
William Morrison Supermarkets PLC	3,352,400	12,289,610
WPP PLC	674,300	3,792,000
Xstrata PLC	772,300	5,172,038
TOTAL UNITED KINGDOM		338,569,808
United States of America - 4.0%
Aon Corp.	168,400	6,874,088
Apple, Inc. (a)	19,200	2,018,304
Calgon Carbon Corp. (a)	612,517	8,679,366
Estee Lauder Companies, Inc. Class A	585,700	14,437,505
Franklin Resources, Inc.	98,100	5,284,647
Gilead Sciences, Inc. (a)	45,100	2,089,032
Google, Inc. Class A (sub. vtg.) (a)	21,600	7,518,096
Philip Morris International, Inc.	116,800	4,155,744
Stryker Corp.	54,100	1,841,564
TOTAL UNITED STATES OF AMERICA		52,898,346
TOTAL COMMON STOCKS (Cost $1,724,230,708)		1,308,250,251
Money Market Funds - 4.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c) (Cost $54,091,730)	54,091,730	$ 54,091,730
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,778,322,438)	1,362,341,981
NET OTHER ASSETS - (3.5)%	(45,899,155)
NET ASSETS - 100%	$ 1,316,442,826
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,261
Fidelity Securities Lending Cash Central Fund	231,495
Total	$ 263,756
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,362,341,981	$ 910,001,905	$ 452,340,076	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 37,656,594
Total Realized Gain (Loss)	(10,857,672)
Total Unrealized Gain (Loss)	(45,506)
Cost of Purchases	703,609
Proceeds of Sales	(10,615,882)
Amortization/Accretion	-
Transfer in/out of Level 3	(16,841,143)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,803,017,182. Net unrealized depreciation aggregated $440,675,201, of which $71,847,692 related to appreciated investment securities and $512,522,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Portfolio

March 31, 2009

1.799871.105

VIPVAL-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 22.0%
Auto Components - 0.9%
Gentex Corp.	10,040	$ 99,998
Johnson Controls, Inc.	10,051	120,612
The Goodyear Tire & Rubber Co. (a)	58,100	363,706
		584,316
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	1,019	29,490
Fiat SpA	4,721	33,044
Harley-Davidson, Inc.	1,826	24,450
Renault SA	4,600	94,605
Thor Industries, Inc.	3,975	62,090
Winnebago Industries, Inc.	23,864	126,718
		370,397
Diversified Consumer Services - 1.5%
Brinks Home Security Holdings, Inc. (a)	1,749	39,527
H&R Block, Inc.	42,800	778,532
Hillenbrand, Inc.	1,847	29,570
Regis Corp.	7,000	101,150
Service Corp. International	17,900	62,471
		1,011,250
Hotels, Restaurants & Leisure - 3.8%
Brinker International, Inc.	37,700	569,270
Burger King Holdings, Inc.	13,290	305,006
Carnival Corp. unit	21,200	457,920
Penn National Gaming, Inc. (a)	19,951	481,817
Royal Caribbean Cruises Ltd.	37,700	301,977
Starbucks Corp. (a)	1,000	11,110
Starwood Hotels & Resorts Worldwide, Inc.	11,300	143,510
Vail Resorts, Inc. (a)	4,700	96,021
WMS Industries, Inc. (a)	7,426	155,278
Wyndham Worldwide Corp.	13,596	57,103
		2,579,012
Household Durables - 5.4%
Black & Decker Corp.	18,285	577,075
Centex Corp.	29,700	222,750
Ethan Allen Interiors, Inc.	23,205	261,288
Jarden Corp. (a)	18,840	238,703
KB Home	7,300	96,214
La-Z-Boy, Inc.	11,700	14,625
Leggett & Platt, Inc.	44,000	571,560
Newell Rubbermaid, Inc.	24,031	153,318
Pulte Homes, Inc.	17,800	194,554
Sealy Corp., Inc. (a)	25,656	38,227
Tempur-Pedic International, Inc.	19,000	138,700
The Stanley Works	24,900	725,088
Whirlpool Corp.	14,400	426,096
		3,658,198
Leisure Equipment & Products - 0.7%
Brunswick Corp.	46,492	160,397

	Shares	Value
Eastman Kodak Co.	56,300	$ 213,940
Pool Corp.	7,002	93,827
		468,164
Media - 2.7%
Cinemark Holdings, Inc.	17,157	161,104
Comcast Corp. Class A (special) (non-vtg.)	10,700	137,709
Discovery Communications, Inc. Class C (a)	22,365	327,647
Lamar Advertising Co. Class A (a)	11,455	111,686
Live Nation, Inc. (a)	12,600	33,642
Omnicom Group, Inc.	7,057	165,134
Regal Entertainment Group Class A	17,270	231,591
Scripps Networks Interactive, Inc. Class A	17,397	391,606
Virgin Media, Inc.	35,028	168,134
WPP PLC	19,600	110,223
		1,838,476
Multiline Retail - 0.5%
Macy's, Inc.	19,120	170,168
Nordstrom, Inc.	9,000	150,750
		320,918
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	7,700	316,316
AnnTaylor Stores Corp. (a)	22,377	116,360
Asbury Automotive Group, Inc.	17,014	73,330
AutoNation, Inc. (a)	13,400	185,992
AutoZone, Inc. (a)	1,203	195,632
Best Buy Co., Inc.	2,200	83,512
Gap, Inc.	7,000	90,930
Group 1 Automotive, Inc.	14,932	208,600
Limited Brands, Inc.	11,700	101,790
OfficeMax, Inc.	31,725	98,982
PetSmart, Inc.	26,553	556,551
Sherwin-Williams Co.	5,000	259,850
Staples, Inc.	29,643	536,835
Talbots, Inc.	10,091	35,419
The Men's Wearhouse, Inc.	3,400	51,476
Williams-Sonoma, Inc.	61,770	622,642
		3,534,217
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	50,836	125,565
VF Corp.	6,200	354,082
		479,647
TOTAL CONSUMER DISCRETIONARY		14,844,595
CONSUMER STAPLES - 4.2%
Beverages - 0.7%
Anheuser-Busch InBev NV	9,440	260,095
Carlsberg AS:
Series A	2,275	99,000
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Carlsberg AS: - continued
Series B	2,100	$ 86,141
Coca-Cola Enterprises, Inc.	3,000	39,570
		484,806
Food & Staples Retailing - 1.7%
Safeway, Inc.	5,200	104,988
SUPERVALU, Inc.	20,600	294,168
Sysco Corp.	28,500	649,800
Winn-Dixie Stores, Inc. (a)	10,987	105,036
		1,153,992
Food Products - 0.6%
Cermaq ASA	11,100	49,874
Marine Harvest ASA (a)	461,000	145,406
Tyson Foods, Inc. Class A	24,231	227,529
		422,809
Household Products - 0.4%
Energizer Holdings, Inc. (a)	4,774	237,220
Personal Products - 0.8%
Avon Products, Inc.	26,300	505,749
TOTAL CONSUMER STAPLES		2,804,576
ENERGY - 7.6%
Energy Equipment & Services - 2.7%
BJ Services Co.	16,800	167,160
ENSCO International, Inc.	2,500	66,000
IHS, Inc. Class A (a)	8,350	343,853
Nabors Industries Ltd. (a)	11,900	118,881
National Oilwell Varco, Inc. (a)	11,828	339,582
Noble Corp.	1,800	43,362
Patterson-UTI Energy, Inc.	14,600	130,816
Pride International, Inc. (a)	5,681	102,144
Smith International, Inc.	11,400	244,872
Weatherford International Ltd. (a)	22,666	250,913
		1,807,583
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	4,800	85,200
Cabot Oil & Gas Corp.	15,500	365,335
Canadian Natural Resources Ltd.	6,300	244,463
Chesapeake Energy Corp.	6,700	114,302
EOG Resources, Inc.	7,400	405,224
EXCO Resources, Inc. (a)	19,300	193,000
Foundation Coal Holdings, Inc.	5,725	82,154
Hess Corp.	9,450	512,190
Petrohawk Energy Corp. (a)	11,500	221,145
Plains Exploration & Production Co. (a)	3,800	65,474
Range Resources Corp.	1,900	78,204
Southwestern Energy Co. (a)	8,000	237,520

	Shares	Value
Suncor Energy, Inc.	14,500	$ 323,718
Ultra Petroleum Corp. (a)	11,300	405,557
		3,333,486
TOTAL ENERGY		5,141,069
FINANCIALS - 16.1%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,800	98,352
Bank of New York Mellon Corp.	22,375	632,094
T. Rowe Price Group, Inc.	5,259	151,775
TD Ameritrade Holding Corp. (a)	21,700	299,677
		1,181,898
Commercial Banks - 3.6%
Associated Banc-Corp.	13,151	203,051
Boston Private Financial Holdings, Inc.	11,063	38,831
CapitalSource, Inc.	35,400	43,188
Comerica, Inc.	9,600	175,776
KeyCorp	54,100	425,767
M&T Bank Corp.	800	36,192
PNC Financial Services Group, Inc.	13,496	395,298
Prosperity Bancshares, Inc.	2,200	60,170
Susquehanna Bancshares, Inc., Pennsylvania	3,600	33,588
TCF Financial Corp.	13,700	161,112
U.S. Bancorp, Delaware	15,000	219,150
Wells Fargo & Co.	25,695	365,897
Zions Bancorp	28,504	280,194
		2,438,214
Consumer Finance - 1.0%
American Express Co.	14,377	195,959
Capital One Financial Corp.	28,900	353,736
Discover Financial Services	17,339	109,409
		659,104
Diversified Financial Services - 1.7%
Bank of America Corp.	41,610	283,780
CIT Group, Inc.	38,386	109,400
JPMorgan Chase & Co.	27,686	735,894
		1,129,074
Insurance - 3.0%
Everest Re Group Ltd.	2,967	210,064
Loews Corp.	16,786	370,971
Marsh & McLennan Companies, Inc.	32,100	650,025
MetLife, Inc.	4,800	109,296
PartnerRe Ltd.	4,100	254,487
Unum Group	12,900	161,250
Willis Group Holdings Ltd.	13,000	286,000
Zenith National Insurance Corp.	100	2,411
		2,044,504
Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc.	6,600	240,240
Camden Property Trust (SBI)	8,053	173,784
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust (SBI)	3,200	$ 79,456
Digital Realty Trust, Inc.	12,808	424,969
HCP, Inc.	20,500	365,925
Highwoods Properties, Inc. (SBI)	12,970	277,817
ProLogis Trust	23,591	153,342
SL Green Realty Corp.	4,000	43,200
Tanger Factory Outlet Centers, Inc.	4,900	151,214
The Macerich Co.	12,000	75,120
Vornado Realty Trust	11,833	393,329
		2,378,396
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	20,600	118,244
CB Richard Ellis Group, Inc. Class A (a)	48,622	195,947
The St. Joe Co. (a)	3,700	61,938
		376,129
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	15,300	178,857
New York Community Bancorp, Inc.	33,700	376,429
Washington Federal, Inc.	7,706	102,413
		657,699
TOTAL FINANCIALS		10,865,018
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
Cooper Companies, Inc.	4,300	113,692
Orthofix International NV (a)	575	10,649
		124,341
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	20,147	101,742
Community Health Systems, Inc. (a)	4,900	75,166
Emeritus Corp. (a)	8,910	58,450
HealthSouth Corp. (a)	30,480	270,662
Henry Schein, Inc. (a)	8,898	356,009
McKesson Corp.	6,200	217,248
Universal Health Services, Inc. Class B	8,642	331,334
VCA Antech, Inc. (a)	7,931	178,844
		1,589,455
Health Care Technology - 0.6%
IMS Health, Inc.	30,280	377,592
Pharmaceuticals - 0.2%
Sepracor, Inc. (a)	5,800	85,028
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,552	69,918
		154,946
TOTAL HEALTH CARE		2,246,334

	Shares	Value
INDUSTRIALS - 12.3%
Aerospace & Defense - 0.6%
Heico Corp. Class A	9,017	$ 186,021
Honeywell International, Inc.	8,700	242,382
		428,403
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	12,200	600,484
Airlines - 0.1%
Delta Air Lines, Inc. (a)	17,800	100,214
Building Products - 0.9%
Masco Corp.	52,700	367,846
Owens Corning (a)	23,075	208,598
		576,444
Commercial Services & Supplies - 1.8%
ACCO Brands Corp. (a)	38,721	37,947
Cintas Corp.	6,400	158,208
Clean Harbors, Inc. (a)	2,000	96,000
Consolidated Graphics, Inc. (a)	7,788	99,063
R.R. Donnelley & Sons Co.	37,117	272,068
Republic Services, Inc.	30,590	524,619
		1,187,905
Construction & Engineering - 0.6%
Dycom Industries, Inc. (a)	33,600	194,544
URS Corp. (a)	5,198	210,051
		404,595
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	7,377	190,769
Sunpower Corp. Class B (a)	6,374	126,205
		316,974
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	1,974	26,432
Machinery - 3.9%
Albany International Corp. Class A	15,565	140,863
Briggs & Stratton Corp.	15,615	257,648
Crane Co.	500	8,440
Cummins, Inc.	12,081	307,461
Deere & Co.	4,600	151,202
Eaton Corp.	6,400	235,904
Harsco Corp.	800	17,736
Illinois Tool Works, Inc.	22,600	697,210
Ingersoll-Rand Co. Ltd. Class A	8,900	122,820
Navistar International Corp. (a)	7,400	247,604
Oshkosh Co.	2,000	13,480
Pentair, Inc.	19,000	411,730
		2,612,098
Marine - 0.0%
Alexander & Baldwin, Inc.	1,100	20,933
Professional Services - 0.9%
Experian PLC	18,372	115,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	9,708	$ 306,093
Monster Worldwide, Inc. (a)	21,341	173,929
		595,150
Road & Rail - 1.6%
Canadian National Railway Co.	7,500	268,952
Con-way, Inc.	23,450	420,459
Ryder System, Inc.	13,300	376,523
		1,065,934
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	1,800	24,102
W.W. Grainger, Inc.	3,200	224,576
WESCO International, Inc. (a)	4,000	72,480
		321,158
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	17,261	23,820
TOTAL INDUSTRIALS		8,280,544
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.9%
Corning, Inc.	22,500	298,575
Motorola, Inc.	66,700	282,141
		580,716
Computers & Peripherals - 1.3%
Gemalto NV (a)	3,570	101,942
NCR Corp. (a)	38,400	305,280
NetApp, Inc. (a)	29,685	440,525
Seagate Technology	8,500	51,085
		898,832
Electronic Equipment & Components - 5.1%
Agilent Technologies, Inc. (a)	39,549	607,868
Arrow Electronics, Inc. (a)	46,853	893,018
Avnet, Inc. (a)	53,077	929,371
Flextronics International Ltd. (a)	134,600	388,994
Itron, Inc. (a)	4,316	204,363
Tyco Electronics Ltd.	37,600	415,104
		3,438,718
Internet Software & Services - 1.3%
eBay, Inc. (a)	3,959	49,725
VeriSign, Inc. (a)	25,239	476,260
Yahoo!, Inc. (a)	29,300	375,333
		901,318
IT Services - 2.6%
Accenture Ltd. Class A	10,900	299,641
Lender Processing Services, Inc.	15,143	463,527
The Western Union Co.	50,300	632,271

	Shares	Value
Visa, Inc.	5,564	$ 309,358
Wright Express Corp. (a)	3,000	54,660
		1,759,457
Office Electronics - 0.8%
Xerox Corp.	118,100	537,355
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	47,000	505,250
ASML Holding NV (NY Shares)	32,144	562,841
Fairchild Semiconductor International, Inc. (a)	107,400	400,602
International Rectifier Corp. (a)	900	12,159
Lam Research Corp. (a)	2,100	47,817
Maxim Integrated Products, Inc.	24,100	318,361
Micron Technology, Inc. (a)	54,754	222,301
MKS Instruments, Inc. (a)	14,000	205,380
National Semiconductor Corp.	67,600	694,252
Standard Microsystems Corp. (a)	11,054	205,604
Varian Semiconductor Equipment Associates, Inc. (a)	12,451	269,689
		3,444,256
Software - 1.2%
CA, Inc.	19,132	336,915
Electronic Arts, Inc. (a)	21,194	385,519
Misys PLC	43,900	79,365
		801,799
TOTAL INFORMATION TECHNOLOGY		12,362,451
MATERIALS - 6.3%
Chemicals - 2.2%
Albemarle Corp.	16,026	348,886
Arkema sponsored ADR	7,611	120,254
Ashland, Inc.	5,000	51,650
Celanese Corp. Class A	6,800	90,916
FMC Corp.	4,248	183,259
H.B. Fuller Co.	16,052	208,676
Lubrizol Corp.	10,561	359,180
PPG Industries, Inc.	1,300	47,970
Solutia, Inc. (a)	13,691	25,602
W.R. Grace & Co. (a)	12,355	78,084
		1,514,477
Construction Materials - 0.2%
Vulcan Materials Co.	3,557	157,540
Containers & Packaging - 1.7%
Ball Corp.	12,100	525,140
Owens-Illinois, Inc. (a)	26,012	375,613
Rock-Tenn Co. Class A	8,490	229,655
		1,130,408
Metals & Mining - 2.2%
Alcoa, Inc.	20,700	151,938
Barrick Gold Corp.	6,000	194,264
Commercial Metals Co.	16,858	194,710
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Eldorado Gold Corp. (a)	7,200	$ 65,120
Goldcorp, Inc.	1,300	43,772
Lihir Gold Ltd. (a)	51,596	116,710
Newcrest Mining Ltd.	7,836	180,341
Newmont Mining Corp.	5,914	264,711
Randgold Resources Ltd. sponsored ADR	4,334	235,553
		1,447,119
TOTAL MATERIALS		4,249,544
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc.	149,966	512,884
Telefonica SA	800	15,948
		528,832
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	63,100	225,267
TOTAL TELECOMMUNICATION SERVICES		754,099
UTILITIES - 5.4%
Electric Utilities - 3.9%
Allegheny Energy, Inc.	22,400	519,008
American Electric Power Co., Inc.	8,429	212,917
Edison International	2,600	74,906
Entergy Corp.	9,900	674,091
Exelon Corp.	11,700	531,063
FirstEnergy Corp.	10,900	420,740
PPL Corp.	8,400	241,164
		2,673,889
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	37,600	218,456
NRG Energy, Inc. (a)	18,361	323,154
		541,610
Multi-Utilities - 0.7%
Sempra Energy	9,700	448,528
TOTAL UTILITIES		3,664,027
TOTAL COMMON STOCKS (Cost $119,669,148)		65,212,257
Preferred Stocks - 0.7%
	Shares	Value
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 11.50% (a)	900	$ 57,031
FINANCIALS - 0.5%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	2,900	51,838
Commercial Banks - 0.3%
Fifth Third Bancorp 8.50%	1,300	54,418
Huntington Bancshares, Inc. 8.50%	300	100,500
KeyCorp Series A, 7.75%	300	21,459
		176,377
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	4,100	72,775
TOTAL FINANCIALS		300,990
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	100	86,125
TOTAL CONVERTIBLE PREFERRED STOCKS		444,146
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Fiat SpA	7,800	31,208
TOTAL PREFERRED STOCKS (Cost $923,866)		475,354
Investment Companies - 0.2%

Ares Capital Corp. (Cost $391,940)	25,483	123,338
Convertible Bonds - 0.8%
	Principal Amount
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.2%
Johnson Controls, Inc. 6.5% 9/30/12	$ 90,000	113,749
Automobiles - 0.3%
Ford Motor Co. 4.25% 12/15/36	560,000	203,952
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	20,000	20,000
Convertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	$ 20,000	$ 22,175
TOTAL CONSUMER DISCRETIONARY		359,876
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)	182,000	29,575
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	50,000	66,125
Newmont Mining Corp. 3% 2/15/12	50,000	61,688
		127,813
TOTAL CONVERTIBLE BONDS (Cost $659,794)		517,264
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.52% (b) (Cost $1,189,038)	1,189,038	1,189,038
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	39,000	$ 39,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $122,872,786)	67,556,251
NET OTHER ASSETS - (0.1)%	(39,798)
NET ASSETS - 100%	$ 67,516,453
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,575 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 5,667
Deutsche Bank Securities, Inc.	8,597
J.P. Morgan Securities, Inc.	23,376
UBS Securities LLC	1,360
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 831
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 67,556,251	$ 66,132,619	$ 1,423,632	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $123,985,261. Net unrealized depreciation aggregated $56,429,010, of which $2,396,417 related to appreciated investment securities and $58,825,427 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009